UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________ to ______________
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

 X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   0001463814
Mercedes-Benz Auto Receivables Trust 2015-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001646798
Steven C. Poling, Esq.
Daimler Retail Receivables LLC
           (248) 991-6632
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Daimler Retail Receivables LLC (Depositor)

By:	/s/ Brian T. Stevens

Name: Brian T. Stevens
Title: Vice President and Chief Financial Officer
(senior officer in charge of securitization)

Date: June 30, 2015